NOTE 10 - INCOME TAXES - Loss Before Income Tax, Local and Foreign (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
- Local	$ (2,398,382)	$ (244,060)
- Foreign	(1,290,286)	(887,749)
Loss before income taxes	$ (3,688,668)	$ (1,131,809)